Basis of Preparation - Group balance sheet - GBP (£) £ in Millions		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Non-current assets
Deferred tax assets		£ 1,326	[1]	£ 1,717	£ 1,247
Other non-current assets		46,476
Non current assets		47,802	[1]	47,067	46,345
Current assets
Current Assets		8,559	[1]	7,118	8,903
Current liabilities
Current liabilities		10,224	[1]	11,123	11,716
Total assets less current liabilities		46,137	[1]	43,062	43,532
Non-current liabilities
Retirement benefit obligations		6,847	[1]	9,088	6,382
Other non-current liabilities		16,943
Non current liabilities		23,790	[1]	24,136	22,207
Equity
Retained profit		10,934	[1]	7,163	9,761
Other components of equity		11,413
Total shareholder’s equity	[2]	22,347	[1]	18,926	21,325	£ 19,277
Total equity and Liabilities		46,137	[1]	43,062	£ 43,532
As Published [Member]
Non-current assets
Deferred tax assets		1,243
Other non-current assets		46,476
Non current assets		47,719
Current assets
Current Assets		8,559
Current liabilities
Current liabilities		10,224
Total assets less current liabilities		46,054
Non-current liabilities
Retirement benefit obligations		6,371
Other non-current liabilities		16,943
Non current liabilities		23,314
Equity
Retained profit		11,327
Other components of equity		11,413
Total shareholder’s equity		22,740		£ 18,926
Total equity and Liabilities		46,054
Pension Adjustment [Member]
Non-current assets
Deferred tax assets		83
Non current assets		83
Current liabilities
Total assets less current liabilities		83
Non-current liabilities
Retirement benefit obligations		476
Non current liabilities		476
Equity
Retained profit		(393)
Total shareholder’s equity		(393)
Total equity and Liabilities		£ 83

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.